Debt Instruments - FVTOCI and Available-for-sale (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Mexico. | Government debt securities
Financial assets
Financial assets	253,547	224,003
Foreign | Government debt securities
Financial assets
Financial assets	54,297	89,585
UNITED STATES | Government debt securities
Financial assets
Financial assets	23,087	55,097
BRAZIL | Government debt securities
Financial assets
Financial assets	31,210	34,488
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | CETES
Financial assets
Financial assets	17,146
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Financial assets
Financial assets	3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Financial assets
Financial assets	3,266
Financial assets at fair value through other comprehensive income category | Mexico. | Government debt securities | Gross carrying amount
Financial assets
Financial assets	98,393
Financial assets at fair value through other comprehensive income category | Mexico. | United Mexican States Bonds (UMS)
Financial assets
Financial assets	34,688
Financial assets at fair value through other comprehensive income category | Mexico. | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets	29,919
Financial assets at fair value through other comprehensive income category | Mexico. | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	11,509
Financial assets at fair value through other comprehensive income category | Mexico. | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	5,131
Financial assets at fair value through other comprehensive income category | Foreign | Government debt securities | Gross carrying amount
Financial assets
Financial assets	52,824
Financial assets at fair value through other comprehensive income category | UNITED STATES | Government debt securities
Financial assets
Financial assets	21,614
Financial assets at fair value through other comprehensive income category | BRAZIL | Government debt securities
Financial assets
Financial assets	$ 31,210
Financial assets available for sale category | Debt instruments.
Financial assets
Financial assets		164,947	$ 154,318
Financial assets available for sale category | Debt securities, Other than government debt securities
Financial assets
Financial assets		5,769
Financial assets available for sale category | Mexico. | United Mexican States Bonds (UMS)
Financial assets
Financial assets		29,832
Financial assets available for sale category | Mexico. | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets		76,174
Financial assets available for sale category | Mexico. | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets		13,586
Financial assets available for sale category | Mexico. | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets		5,039
Financial assets available for sale category | UNITED STATES | Government debt securities
Financial assets
Financial assets		59
Financial assets available for sale category | BRAZIL | Government debt securities
Financial assets
Financial assets		$ 34,488